Investment in equity investees (Details 2) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity method investment with the investment cost allocation
Carrying value of equity investment	¥ 31,680	¥ 34,294
JD Technology
Equity method investment with the investment cost allocation
Carrying value of equity investment	15,055
Home Credit Consumer Finance Co Ltd
Equity method investment with the investment cost allocation
Carrying value of equity investment	¥ 2,428	¥ 2,500